Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Anghami Inc
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	26,005,654
Amendment Flag	false
Entity Central Index Key	0001871983
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41263
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	16th Floor, Al-Khatem Tower
Entity Address, Address Line Two	WeWork Hub71
Entity Address, Address Line Three	Abu Dhabi Global Market Square
Entity Address, City or Town	Abu Dhabi
Entity Address, Country	AE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	3211
Auditor Name	Grant Thornton Audit and Accounting Limited (Dubai Branch)
Auditor Location	Dubai, United Arab Emirates
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	16th Floor, Al-Khatem Tower
Entity Address, Address Line Two	WeWork Hub71
Entity Address, Address Line Three	Abu Dhabi Global Market Square
Entity Address, City or Town	Abu Dhabi
Entity Address, Country	AE
Contact Personnel Name	Edgard Maroun
City Area Code	971
Local Phone Number	2 443 4317
Entity Address, Postal Zip Code	00000
Ordinary Shares, par value $0.0001 per share
Document Information Line Items
Trading Symbol	ANGH
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Warrants exercisable to purchase Ordinary Shares
Document Information Line Items
Trading Symbol	ANGHW
Title of 12(b) Security	Warrants exercisable to purchase Ordinary Shares
Security Exchange Name	NASDAQ